Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Sales
Products									$ 7,552	$ 7,580	$ 7,502
Services									5,606	5,810	5,645
Net sales									13,158	13,390	13,147
Operating Income
Operating income	354	359	350	336	391	365	371	358	1,399	1,485	1,367
Impairment charge									43
Depreciation and amortization
Depreciation and amortization									230	212	198
Capital Expenditures
Capital Expenditures									187	178	180
Total Assets
Assets of Discontinued Operations	1,729				1,762				1,729	1,762	1,865
Total Assets	15,497				15,451				15,497	15,451	14,875
Electronic Systems [Member]
Net Sales
Products									4,737	4,872	4,864
Services									1,037	1,020	1,097
Operating Income
Operating income									719	794	694
Impairment charge									43
Depreciation and amortization
Depreciation and amortization									148	133	121
Capital Expenditures
Capital Expenditures									97	106	99
Total Assets
Total Assets	7,555				7,812				7,555	7,812	6,915
C3ISR [Member]
Net Sales
Products									2,005	1,867	1,961
Services									1,488	1,390	1,009
Operating Income
Operating income									394	365	318
Depreciation and amortization
Depreciation and amortization									44	41	40
Capital Expenditures
Capital Expenditures									71	62	57
Total Assets
Total Assets	2,022				1,919				2,022	1,919	1,704
AM&M [Member]
Net Sales
Products									751	811	688
Services									1,898	2,220	2,260
Operating Income
Operating income									228	225	238
Depreciation and amortization
Depreciation and amortization									19	19	19
Capital Expenditures
Capital Expenditures									13	6	15
Total Assets
Total Assets	1,922				1,962				1,922	1,962	1,915
NSS [Member]
Net Sales
Products									153	187	161
Services									1,465	1,458	1,408
Operating Income
Operating income									101	101	117
Depreciation and amortization
Depreciation and amortization									19	19	18
Capital Expenditures
Capital Expenditures									5	4	5
Total Assets
Total Assets	1,317				1,418				1,317	1,418	1,324
Segment Total [Member]
Operating Income
Operating income									1,442	1,485	1,367
Elimination of intercompany sales [Member]
Net Sales
Products									(94)	(157)	(172)
Services									(282)	(278)	(129)
Corporate [Member]
Capital Expenditures
Capital Expenditures									1		4
Total Assets
Total Assets	$ 952				$ 578				$ 952	$ 578	$ 1,152